Unaudited Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2023		$ 486,935	$ (416,263)	$ 70,672
Beginning balance (in shares) at Dec. 31, 2023	961,551
Issuance of common stock under equity incentive plans, net of shares withheld for taxes
Issuance of common stock under equity incentive plans, net of shares withheld for taxes (in shares)	1,540
Issuance of common stock for Employee Stock Purchase Plan		342		342
Issuance of common stock for Employee Stock Purchase Plan (in shares)	5,309
Taxes related to net share settlement of equity awards		(46)		(46)
Stock-based compensation expense		8,921		8,921
Net loss			(69,776)	(69,776)
Issuance of common stock, net of issuance costs and warrant liability		4,152		4,152
Issuance of common stock, net of issuance costs and warrant liability (in shares)	193,583
Ending balance, value at Dec. 31, 2024		500,304	(486,039)	14,265
Ending balance (in shares) at Dec. 31, 2024	1,161,983
Issuance of common stock under equity incentive plans, net of shares withheld for taxes
Issuance of common stock under equity incentive plans, net of shares withheld for taxes (in shares)	9,739
Issuance of common stock for Employee Stock Purchase Plan		47		47
Issuance of common stock for Employee Stock Purchase Plan (in shares)	2,709
Taxes related to net share settlement of equity awards		(34)		(34)
Stock-based compensation expense		3,022		3,022
Net loss			(34,045)	(34,045)
Ending balance, value at Jun. 30, 2025		503,339	(520,084)	(16,745)
Ending balance (in shares) at Jun. 30, 2025	1,174,431
Beginning balance, value at Dec. 31, 2024		500,304	(486,039)	14,265
Beginning balance (in shares) at Dec. 31, 2024	1,161,983
Issuance of common stock under equity incentive plans, net of shares withheld for taxes
Issuance of common stock under equity incentive plans, net of shares withheld for taxes (in shares)	12,555
Issuance of common stock for Employee Stock Purchase Plan		100		100
Issuance of common stock for Employee Stock Purchase Plan (in shares)	5,137
Taxes related to net share settlement of equity awards		(52)		(52)
Stock-based compensation expense		5,434		5,434
Net loss			(59,607)	(59,607)
Issuance of common stock under PPAs		3,389		3,389
Issuance of common stock under PPAs (in shares)	84,743
Issuance of common stock for commitment fee under SEPA		282		282
Issuance of common stock for commitment fee under SEPA (in shares)	4,868
Ending balance, value at Dec. 31, 2025		509,457	(545,646)	(36,189)
Ending balance (in shares) at Dec. 31, 2025	1,269,286
Beginning balance, value at Mar. 31, 2025		501,920	(501,373)	547
Beginning balance (in shares) at Mar. 31, 2025	1,168,022
Issuance of common stock under equity incentive plans, net of shares withheld for taxes
Issuance of common stock under equity incentive plans, net of shares withheld for taxes (in shares)	3,700
Issuance of common stock for Employee Stock Purchase Plan		47		47
Issuance of common stock for Employee Stock Purchase Plan (in shares)	2,709
Taxes related to net share settlement of equity awards		(5)		(5)
Stock-based compensation expense		1,377		1,377
Net loss			(18,711)	(18,711)
Ending balance, value at Jun. 30, 2025		503,339	(520,084)	(16,745)
Ending balance (in shares) at Jun. 30, 2025	1,174,431
Beginning balance, value at Dec. 31, 2025		509,457	(545,646)	(36,189)
Beginning balance (in shares) at Dec. 31, 2025	1,269,286
Issuance of common stock under equity incentive plans, net of shares withheld for taxes
Issuance of common stock under equity incentive plans, net of shares withheld for taxes (in shares)	10,958
Issuance of common stock for Employee Stock Purchase Plan		3		3
Issuance of common stock for Employee Stock Purchase Plan (in shares)	800
Taxes related to net share settlement of equity awards		(15)		(15)
Stock-based compensation expense		1,575		1,575
Net loss			(5,892)	(5,892)
Issuance of common stock under PPAs		3,869		3,869
Issuance of common stock under PPAs (in shares)	334,144
Issuance of common stock under SEPA		413		413
Issuance of common stock under SEPA (in shares)	48,092
Ending balance, value at Jun. 30, 2026		515,302	(551,538)	(36,236)
Ending balance (in shares) at Jun. 30, 2026	1,663,280
Beginning balance, value at Mar. 31, 2026		514,681	(551,990)	(37,309)
Beginning balance (in shares) at Mar. 31, 2026	1,659,612
Issuance of common stock under equity incentive plans, net of shares withheld for taxes
Issuance of common stock under equity incentive plans, net of shares withheld for taxes (in shares)	2,868
Issuance of common stock for Employee Stock Purchase Plan		3		3
Issuance of common stock for Employee Stock Purchase Plan (in shares)	800
Taxes related to net share settlement of equity awards		(1)		(1)
Stock-based compensation expense		619		619
Net loss			452	452
Ending balance, value at Jun. 30, 2026		$ 515,302	$ (551,538)	$ (36,236)
Ending balance (in shares) at Jun. 30, 2026	1,663,280